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                                                             SEC USE ONLY
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

    INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
  SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


        Report for the Calendar Year or Quarter Ended March 31, 1999.

---------------------------------------------------------------------------
              (Please read instructions before preparing form.)
---------------------------------------------------------------------------

If amended report check here: [ ]

Westchester Capital Management, Inc.
---------------------------------------------------------------------------
Name of Institutional Investment Manager

100 Summit Lake Drive               Valhalla         NY        10595
---------------------------------------------------------------------------
Business Address     (Street)         (City)       (State)     (Zip)


Frederick W. Green, (914) 741-5600, President
---------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                  ATTENTION

 ---------------------------------------------------------------------------
          INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                         FEDERAL CRIMINAL VIOLATIONS.
                  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
 ---------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the Hamlet of Valhalla and State of New York on the 13th day of April, 1999.

                                        Westchester Capital Management, Inc.
                                    ------------------------------------------
                                    (Name of Institutional Investment Manager)


                                      /s/ FREDERICK W. GREEN
                                    ------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                           13F File No.:
---------------------------    -------------
1.
---------------------------    -------------
2.
---------------------------    -------------
3.
---------------------------    -------------
4.
---------------------------    -------------
5.
---------------------------    -------------
6.
---------------------------    -------------
7.
---------------------------    -------------
8.
---------------------------    -------------
9.
---------------------------    -------------
10.
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
                                    FORM 13F
                      Westchester Capital Management, Inc.
                                 March 31, 1999


ITEM 1                            ITEM 2                        ITEM 3       ITEM 4
NAME OF ISSUER                    TITLE OF CLASS                CUSIP        FAIR MARKET VALUE
-----------------------------------------------------------     ---------    ------------------
EQUITIES

  COMMON STOCK

   Astra AB                                 COMMON STOCK     046298105                 8,693,312
   Astra AB                                 COMMON STOCK     046298105                 4,415,469
   Advanta Corp. Class B                    COMMON STOCK     007942204                 3,093,885
   Advanta Corp. Class B                    COMMON STOCK     007942204                 1,033,041
   American International Group, Inc.       COMMON STOCK     026874107                 3,859,879
   Alcatel Alsthom  ADR                     COMMON STOCK     013904305                 1,459,316
   AMP Incorporated                         COMMON STOCK     031897101                16,482,062
   AMP Incorporated                         COMMON STOCK     031897101                 7,194,125
   Aeroquip-Vickers, Inc.                   COMMON STOCK     007869100                11,794,912
   Aeroquip-Vickers, Inc.                   COMMON STOCK     007869100                 4,905,950
   America Online, Inc.                     COMMON STOCK     02364J104                 4,642,800
   Atlantic Richfield Company               COMMON STOCK     048825103                 7,862,100
   Atlantic Richfield Company               COMMON STOCK     048825103                 3,817,900
   American Stores Company                  COMMON STOCK     030096101                11,880,000
   American Stores Company                  COMMON STOCK     030096101                 6,600,000
   Ascend Communications, Inc.              COMMON STOCK     043491109                21,800,594
   Ascend Communications, Inc.              COMMON STOCK     043491109                17,704,091
   ALLTEL Corporation                       COMMON STOCK     020039103                 2,095,550
   AirTouch Communications, Inc.            COMMON STOCK     00949T100                29,016,487
   AirTouch Communications, Inc.            COMMON STOCK     00949T100                12,822,137
   Avondale Industries, Inc.                COMMON STOCK     054350103                 1,091,500
   AXENT Technologies, Inc.                 COMMON STOCK     05459C108                   519,750
   ALZA Corporation                         COMMON STOCK     022615108                 1,055,700
   Bank of Commerce                         COMMON STOCK     061589107                 2,241,925
   Baker Hughes, Inc.                       COMMON STOCK     057224107                 1,069,750
   BMC Software, Inc.                       COMMON STOCK     055921100                 6,176,725
   BMC Software, Inc.                       COMMON STOCK     055921100                 3,442,365
   Ballard Medical Products                 COMMON STOCK     058566100                 8,775,000
   Ballard Medical Products                 COMMON STOCK     058566100                 3,656,250
   BP Amoco plc ADR                         COMMON STOCK     055622104                 3,961,797
   Berkshire Hathaway, Inc. Class B         COMMON STOCK     084670207                 2,616,663
   Bankers Trust New York Corporation       COMMON STOCK     066365107                20,712,275
   Bankers Trust New York Corporation       COMMON STOCK     066365107                 7,501,250
   Brylane, Inc.                            COMMON STOCK     117661108                 9,142,250
   Brylane, Inc.                            COMMON STOCK     117661108                 3,952,750
   Citigroup Inc.                           COMMON STOCK     172967101                 3,698,362
   The Coleman Company, Inc.                COMMON STOCK     193559101                   719,400
   The Coleman Company, Inc.                COMMON STOCK     193559101                   467,940
   The Clorox Company                       COMMON STOCK     189054109                 2,977,266
   Conseco, Inc.                            COMMON STOCK     208464107                 1,584,628
   Cintas Corporation                       COMMON STOCK     172908105                 1,500,618
   DaimlerChrysler AG ordinary              COMMON STOCK     D1668R123                 3,956,643
   Danaher Corporation                      COMMON STOCK     235851102                 1,828,750
   Eagle Hardware & Garden, Inc.            COMMON STOCK     26959B101                 4,315,187
   Elan Corporation ADR                     COMMON STOCK     284131208                 2,950,425
   Emerald Financial Corp.                  COMMON STOCK     290927102                 1,214,687
   Executive Risk Inc.                      COMMON STOCK     301586103                 7,611,200



                                           ITEM 5             ITEM 6                   ITEM 8
ITEM 1                                     SHARES OR          INVESTMENT    ITEM 7     VOTING
NAME OF ISSUER                             PRINCIPAL AMOUNT   DISCRETION    MANAGERS   AUTHORITY
--------------------------------------    ----------------    ------------  --------   -----------
EQUITIES

  COMMON STOCK

   Astra AB                                     379,000       (a) Sole                  (a) Sole
   Astra AB                                     192,500       (b) Shared                (a) Sole
   Advanta Corp. Class B                        346,169       (a) Sole                  (a) Sole
   Advanta Corp. Class B                        115,585       (b) Shared                (a) Sole
   American International Group, Inc.            31,999       (b) Shared                (a) Sole
   Alcatel Alsthom  ADR                          63,970       (b) Shared                (a) Sole
   AMP Incorporated                             307,000       (a) Sole                  (a) Sole
   AMP Incorporated                             134,000       (b) Shared                (a) Sole
   Aeroquip-Vickers, Inc.                       205,800       (a) Sole                  (a) Sole
   Aeroquip-Vickers, Inc.                        85,600       (b) Shared                (a) Sole
   America Online, Inc.                          31,800       (b) Shared                (a) Sole
   Atlantic Richfield Company                   107,700       (a) Sole                  (a) Sole
   Atlantic Richfield Company                    52,300       (b) Shared                (a) Sole
   American Stores Company                      360,000       (a) Sole                  (a) Sole
   American Stores Company                      200,000       (b) Shared                (a) Sole
   Ascend Communications, Inc.                  260,500       (a) Sole                  (a) Sole
   Ascend Communications, Inc.                  211,550       (b) Shared                (a) Sole
   ALLTEL Corporation                            33,596       (b) Shared                (a) Sole
   AirTouch Communications, Inc.                300,300       (a) Sole                  (a) Sole
   AirTouch Communications, Inc.                132,700       (b) Shared                (a) Sole
   Avondale Industries, Inc.                     37,000       (b) Shared                (a) Sole
   AXENT Technologies, Inc.                      21,600       (b) Shared                (a) Sole
   ALZA Corporation                              27,600       (b) Shared                (a) Sole
   Bank of Commerce                             111,400       (b) Shared                (a) Sole
   Baker Hughes, Inc.                            44,000       (b) Shared                (a) Sole
   BMC Software, Inc.                           166,657       (a) Sole                  (a) Sole
   BMC Software, Inc.                            92,880       (b) Shared                (a) Sole
   Ballard Medical Products                     360,000       (a) Sole                  (a) Sole
   Ballard Medical Products                     150,000       (b) Shared                (a) Sole
   BP Amoco plc ADR                              39,250       (b) Shared                (a) Sole
   Berkshire Hathaway, Inc. Class B               1,113       (b) Shared                (a) Sole
   Bankers Trust New York Corporation           234,700       (a) Sole                  (a) Sole
   Bankers Trust New York Corporation            85,000       (b) Shared                (a) Sole
   Brylane, Inc.                                377,000       (a) Sole                  (a) Sole
   Brylane, Inc.                                163,000       (b) Shared                (a) Sole
   Citigroup Inc.                                57,900       (b) Shared                (a) Sole
   The Coleman Company, Inc.                     87,200       (a) Sole                  (a) Sole
   The Coleman Company, Inc.                     56,720       (b) Shared                (a) Sole
   The Clorox Company                            25,406       (b) Shared                (a) Sole
   Conseco, Inc.                                 51,324       (b) Shared                (a) Sole
   Cintas Corporation                            22,954       (b) Shared                (a) Sole
   DaimlerChrysler AG ordinary                   46,108       (b) Shared                (a) Sole
   Danaher Corporation                           35,000       (b) Shared                (a) Sole
   Eagle Hardware & Garden, Inc.                113,000       (b) Shared                (a) Sole
   Elan Corporation ADR                          42,300       (b) Shared                (a) Sole
   Emerald Financial Corp.                       65,000       (b) Shared                (a) Sole
   Executive Risk Inc.                          107,200       (a) Sole                  (a) Sole

                                    FORM 13F
                      Westchester Capital Management, Inc.
                                 March 31, 1999

ITEM 1                            ITEM 2                        ITEM 3       ITEM 4
NAME OF ISSUER                    TITLE OF CLASS                CUSIP        FAIR MARKET VALUE
-----------------------------------------------------------     ---------    ------------------
   Executive Risk Inc.                      COMMON STOCK     301586103                 4,025,700
   Fifth Third Bancorp                      COMMON STOCK     316773100                 1,747,344
   Frontier Corporation                     COMMON STOCK     35906P105                14,556,125
   Frontier Corporation                     COMMON STOCK     35906P105                 4,357,500
   Firstar Corporation                      COMMON STOCK     33763V109                 3,351,775
   First Union Corp.                        COMMON STOCK     337358105                 2,164,219
   Guardian Royal Exchange plc              COMMON STOCK     0259857                   2,094,231
   Guardian Royal Exchange plc              COMMON STOCK     0259857                     590,320
   Global Crossing Ltd.                     COMMON STOCK     2285065                   1,854,625
   Global Crossing Ltd.                     COMMON STOCK     2285065                   2,668,625
   GeoCities                                COMMON STOCK     37247V106                17,144,888
   GeoCities                                COMMON STOCK     37247V106                 9,148,469
   General Electric Company                 COMMON STOCK     369604103                 2,332,196
   Getchell Gold Corporation                COMMON STOCK     374265106                 4,524,850
   Getchell Gold Corporation                COMMON STOCK     374265106                 2,212,787
   Gucci Group                              COMMON STOCK     401566104                 5,554,500
   Gucci Group                              COMMON STOCK     401566104                 3,703,000
   Harrah's Entertainment, Inc.             COMMON STOCK     413619107                 1,057,969
   HEALTHSOUTH Corporation                  COMMON STOCK     421924101                   893,599
   Irvine Apartment Communities, Inc.       COMMON STOCK     463606103                 6,187,075
   Irvine Apartment Communities, Inc.       COMMON STOCK     463606103                 3,520,912
   IXC Communications, Inc.                 COMMON STOCK     450713102                 4,771,000
   IXC Communications, Inc.                 COMMON STOCK     450713102                 2,344,212
   Interstate/Johnson Lane, Inc.            COMMON STOCK     460892102                 5,388,881
   Interstate/Johnson Lane, Inc.            COMMON STOCK     460892102                 2,877,619
   ING Groep N.V. ADR                       COMMON STOCK     456837103                   227,331
   J.Ray McDermott, S.A.                    COMMON STOCK     2472726                   2,897,875
   Kerr-McGee Corporation                   COMMON STOCK     492386107                 1,038,516
   Level One Communications, Incorporated   COMMON STOCK     527295109                10,862,825
   Level One Communications, Incorporated   COMMON STOCK     527295109                 4,668,000
   Lifeline Systems, Inc.                   COMMON STOCK     532192101                   714,375
   McKesson HBOC, Inc.                      COMMON STOCK     58155Q103                 1,221,000
   Medtronic, Inc.                          COMMON STOCK     585055106                 2,929,839
   Morton International, Inc.               COMMON STOCK     619335102                 9,077,250
   Morton International, Inc.               COMMON STOCK     619335102                 3,785,250
   Mobil Corporation                        COMMON STOCK     607059102                 7,392,000
   Mobil Corporation                        COMMON STOCK     607059102                 2,332,000
   National City Corporation                COMMON STOCK     635405103                 1,465,560
   Northern Telecom Limited                 COMMON STOCK     665815106                 2,789,412
   Newell  Rubbermaid Co.                   COMMON STOCK     651192106                 2,727,925
   Banc One Corp.                           COMMON STOCK     059438101                 1,831,984
   Patriot American Hospitality, Inc.       COMMON STOCK     703352203                   129,089
   Paymentech, Inc.                         COMMON STOCK     704384106                   945,000
   Paymentech, Inc.                         COMMON STOCK     704384106                 2,126,250
   Powerhouse Technologies, Inc.            COMMON STOCK     739323103                 4,037,344
   Powerhouse Technologies, Inc.            COMMON STOCK     739323103                 3,055,937
   Qwest Communications Int'l, Inc.         COMMON STOCK     749121109                 2,307,000
   Republic Banking Corporation of Florida  COMMON STOCK     760322107                 1,242,719
   Sterling Commerce, Inc.                  COMMON STOCK     859205106                   239,512



                                            ITEM 5             ITEM 6                   ITEM 8
ITEM 1                                      SHARES OR          INVESTMENT    ITEM 7     VOTING
NAME OF ISSUER                              PRINCIPAL AMOUNT   DISCRETION    MANAGERS   AUTHORITY
--------------------------------------      ---------------    ------------  --------   -----------
   Executive Risk Inc.                            56,700       (b) Shared                (a) Sole
   Fifth Third Bancorp                            26,500       (b) Shared                (a) Sole
   Frontier Corporation                          280,600       (a) Sole                  (a) Sole
   Frontier Corporation                           84,000       (b) Shared                (a) Sole
   Firstar Corporation                            37,450       (b) Shared                (a) Sole
   First Union Corp.                              40,500       (b) Shared                (a) Sole
   Guardian Royal Exchange plc                   354,762       (a) Sole                  (a) Sole
   Guardian Royal Exchange plc                   100,000       (b) Shared                (a) Sole
   Global Crossing Ltd.                           40,100       (a) Sole                  (a) Sole
   Global Crossing Ltd.                           57,700       (b) Shared                (a) Sole
   GeoCities                                     156,485       (a) Sole                  (a) Sole
   GeoCities                                      83,500       (b) Shared                (a) Sole
   General Electric Company                       21,082       (b) Shared                (a) Sole
   Getchell Gold Corporation                     173,200       (a) Sole                  (a) Sole
   Getchell Gold Corporation                      84,700       (b) Shared                (a) Sole
   Gucci Group                                    69,000       (a) Sole                  (a) Sole
   Gucci Group                                    46,000       (b) Shared                (a) Sole
   Harrah's Entertainment, Inc.                   55,500       (b) Shared                (a) Sole
   HEALTHSOUTH Corporation                        86,130       (b) Shared                (a) Sole
   Irvine Apartment Communities, Inc.            188,200       (a) Sole                  (a) Sole
   Irvine Apartment Communities, Inc.            107,100       (b) Shared                (a) Sole
   IXC Communications, Inc.                      104,000       (a) Sole                  (a) Sole
   IXC Communications, Inc.                       51,100       (b) Shared                (a) Sole
   Interstate/Johnson Lane, Inc.                 172,100       (a) Sole                  (a) Sole
   Interstate/Johnson Lane, Inc.                  91,900       (b) Shared                (a) Sole
   ING Groep N.V. ADR                              4,138       (b) Shared                (a) Sole
   J.Ray McDermott, S.A.                          97,000       (b) Shared                (a) Sole
   Kerr-McGee Corporation                         31,650       (b) Shared                (a) Sole
   Level One Communications, Incorporated        223,400       (a) Sole                  (a) Sole
   Level One Communications, Incorporated         96,000       (b) Shared                (a) Sole
   Lifeline Systems, Inc.                         30,000       (b) Shared                (a) Sole
   McKesson HBOC, Inc.                            18,500       (b) Shared                (a) Sole
   Medtronic, Inc.                                40,834       (b) Shared                (a) Sole
   Morton International, Inc.                    247,000       (a) Sole                  (a) Sole
   Morton International, Inc.                    103,000       (b) Shared                (a) Sole
   Mobil Corporation                              84,000       (a) Sole                  (a) Sole
   Mobil Corporation                              26,500       (b) Shared                (a) Sole
   National City Corporation                      22,080       (b) Shared                (a) Sole
   Northern Telecom Limited                       44,900       (b) Shared                (a) Sole
   Newell  Rubbermaid Co.                         57,430       (b) Shared                (a) Sole
   Banc One Corp.                                 33,271       (b) Shared                (a) Sole
   Patriot American Hospitality, Inc.             25,188       (b) Shared                (a) Sole
   Paymentech, Inc.                               40,000       (a) Sole                  (a) Sole
   Paymentech, Inc.                               90,000       (b) Shared                (a) Sole
   Powerhouse Technologies, Inc.                 234,900       (a) Sole                  (a) Sole
   Powerhouse Technologies, Inc.                 177,800       (b) Shared                (a) Sole
   Qwest Communications Int'l, Inc.               32,000       (b) Shared                (a) Sole
   Republic Banking Corporation of Florida        66,500       (b) Shared                (a) Sole
   Sterling Commerce, Inc.                         7,789       (b) Shared                (a) Sole

                                    FORM 13F
                      Westchester Capital Management, Inc.
                                 March 31, 1999

ITEM 1                            ITEM 2                        ITEM 3       ITEM 4
NAME OF ISSUER                    TITLE OF CLASS                CUSIP        FAIR MARKET VALUE
-----------------------------------------------------------     ---------    ------------------
   Sealed Air Corporation                   COMMON STOCK     81211K100                   308,455
   Schlumberger Limited                     COMMON STOCK     806857108                 2,702,419
   Synopsys, Inc.                           COMMON STOCK     871607107                   873,975
   Sundstrand Corporation                   COMMON STOCK     867323107                14,094,600
   Sundstrand Corporation                   COMMON STOCK     867323107                 5,073,500
   Snyder Oil Corporation                   COMMON STOCK     833482102                   222,187
   SPR Inc.                                 COMMON STOCK     784922106                   154,937
   Smurfit-Stone Container Corp.            COMMON STOCK     832727101                 1,422,366
   SunTrust Banks, Inc.                     COMMON STOCK     867914103                 2,269,635
   Syratech Corporation                     COMMON STOCK     871824108                 1,029,756
   AT&T Corp.                               COMMON STOCK     001957109                 1,360,803
   Transamerica Corporation                 COMMON STOCK     893485102                29,181,000
   Transamerica Corporation                 COMMON STOCK     893485102                11,289,000
   TIG Holdings, Inc.                       COMMON STOCK     872469101                 9,431,887
   TIG Holdings, Inc.                       COMMON STOCK     872469101                 4,852,969
   The Learning Company, Inc.               COMMON STOCK     522008101                11,397,000
   The Learning Company, Inc.               COMMON STOCK     522008101                 4,611,000
   Texas Utilities Company                  COMMON STOCK     882848104                   113,515
   Union Camp Corporation                   COMMON STOCK     905530101                12,807,450
   Union Camp Corporation                   COMMON STOCK     905530101                 5,665,350
   U.S. Foodservice, Inc.                   COMMON STOCK     90331R101                 1,650,517
   US Filter Corporation                    COMMON STOCK     911843209                14,301,875
   US Filter Corporation                    COMMON STOCK     911843209                 6,002,500
   Vanguard Cellular Systems, Inc.          COMMON STOCK     922022108                13,940,300
   Vanguard Cellular Systems, Inc.          COMMON STOCK     922022108                 4,533,875
   VLSI Technology, Inc.                    COMMON STOCK     918270109                 1,937,500
   Washington Mutual, Inc.                  COMMON STOCK     939322103                 2,393,149
   Williams Companies, Inc.                 COMMON STOCK     969457100                 2,868,095
   Waste Management, Inc.                   COMMON STOCK     94106L109                   710,000
   Excite, Inc.                             COMMON STOCK     300904109                22,157,800
   Excite, Inc.                             COMMON STOCK     300904109                12,124,000
   Exxon Corporation                        COMMON STOCK     302290101                   931,425
   XTRA Corporation                         COMMON STOCK     984138107                 3,727,806
   XTRA Corporation                         COMMON STOCK     984138107                 3,417,475
   Xylan Corporation                        COMMON STOCK     984151100                12,332,187
   Xylan Corporation                        COMMON STOCK     984151100                 6,508,450

FIXED INCOME
 CORPORATE BONDS
   Republic Engineered Steels               CORPORATE BONDS  760391AA0                 8,240,000
   9.875% Due 12-15-01
   Republic Engineered Steels               CORPORATE BONDS  760391AA0                 2,060,000
   9.875% Due 12-15-01

GRAND TOTAL                                                                          707,729,845



                                           ITEM 5             ITEM 6                   ITEM 8
ITEM 1                                     SHARES OR          INVESTMENT    ITEM 7     VOTING
NAME OF ISSUER                             PRINCIPAL AMOUNT   DISCRETION    MANAGERS   AUTHORITY
--------------------------------------     ---------------    ------------  --------   -----------
   Sealed Air Corporation                         6,271       (b) Shared                (a) Sole
   Schlumberger Limited                          44,900       (b) Shared                (a) Sole
   Synopsys, Inc.                                16,260       (b) Shared                (a) Sole
   Sundstrand Corporation                       202,800       (a) Sole                  (a) Sole
   Sundstrand Corporation                        73,000       (b) Shared                (a) Sole
   Snyder Oil Corporation                        15,000       (b) Shared                (a) Sole
   SPR Inc.                                      37,000       (b) Shared                (a) Sole
   Smurfit-Stone Container Corp.                 73,650       (b) Shared                (a) Sole
   SunTrust Banks, Inc.                          36,460       (b) Shared                (a) Sole
   Syratech Corporation                          73,554       (a) Sole                  (a) Sole
   AT&T Corp.                                    17,050       (b) Shared                (a) Sole
   Transamerica Corporation                     411,000       (a) Sole                  (a) Sole
   Transamerica Corporation                     159,000       (b) Shared                (a) Sole
   TIG Holdings, Inc.                           578,200       (a) Sole                  (a) Sole
   TIG Holdings, Inc.                           297,500       (b) Shared                (a) Sole
   The Learning Company, Inc.                   393,000       (a) Sole                  (a) Sole
   The Learning Company, Inc.                   159,000       (b) Shared                (a) Sole
   Texas Utilities Company                        2,723       (b) Shared                (a) Sole
   Union Camp Corporation                       190,800       (a) Sole                  (a) Sole
   Union Camp Corporation                        84,400       (b) Shared                (a) Sole
   U.S. Foodservice, Inc.                        35,495       (b) Shared                (a) Sole
   US Filter Corporation                        467,000       (a) Sole                  (a) Sole
   US Filter Corporation                        196,000       (b) Shared                (a) Sole
   Vanguard Cellular Systems, Inc.              510,400       (a) Sole                  (a) Sole
   Vanguard Cellular Systems, Inc.              166,000       (b) Shared                (a) Sole
   VLSI Technology, Inc.                        100,000       (b) Shared                (a) Sole
   Washington Mutual, Inc.                       58,548       (b) Shared                (a) Sole
   Williams Companies, Inc.                      72,610       (b) Shared                (a) Sole
   Waste Management, Inc.                        16,000       (b) Shared                (a) Sole
   Excite, Inc.                                 158,270       (a) Sole                  (a) Sole
   Excite, Inc.                                  86,600       (b) Shared                (a) Sole
   Exxon Corporation                             13,200       (a) Sole                  (a) Sole
   XTRA Corporation                              97,300       (a) Sole                  (a) Sole
   XTRA Corporation                              89,200       (b) Shared                (a) Sole
   Xylan Corporation                            335,000       (a) Sole                  (a) Sole
   Xylan Corporation                            176,800       (b) Shared                (a) Sole

FIXED INCOME
 CORPORATE BONDS
   Republic Engineered Steels                 8,000,000       (a) Sole                  (a) Sole
   9.875% Due 12-15-01
   Republic Engineered Steels                 2,000,000       (b) Shared                (a) Sole
   9.875% Due 12-15-01

GRAND TOTAL